Expense Example {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2020 Fund - Fidelity Advisor Managed Retirement 2020 Fund: Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343